Investments Accounted for Using the Equity Method (Details) - Schedule of Information Shares Held in Investments Accounted	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Information Shares Held in Investments Accounted [Line Items]
Country	Colombia
Functional currency	Colombian peso
Primary economic activity	Credit
Ownership percentage	50.00%	50.00%
Number of shares	15.483.189.879	13.097.457.027
Puntos Colombia S.A.S. [Member]
Schedule of Information Shares Held in Investments Accounted [Line Items]
Country	Colombia
Functional currency	Colombian peso
Primary economic activity	Services
Ownership percentage	50.00%	50.00%
Number of shares	9.000.000	9.000.000
Sara ANV S.A. [Member]
Schedule of Information Shares Held in Investments Accounted [Line Items]
Country	Colombia
Functional currency	Colombian peso
Primary economic activity	Services
Ownership percentage	50.00%	50.00%
Number of shares	2.270.00	850.000